Right-of-Use Asset/Lease Liability – Operating Lease (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2026 USD ($)
Right-of-Use Asset/Lease Liability – Operating Lease [Abstract]
Leases of office equipment | $				$ 5,000
Impairment loss | RM